Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2017
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

3. Use of estimates and critical accounting judgments

The preparation of consolidated financial statements requires use of management judgment in electing and applying accounting policies as well as in making estimates that involve assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the consolidated financial statements.

The estimates used in determining the carrying amounts of assets and liabilities subject to estimation uncertainty are based on historical experience, expected outcomes and various other assumptions that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates are revised if changes in circumstances occur, or as a result of new information or more experience. As estimates inherently contain a varying degree of uncertainty, actual outcomes may differ, resulting in additional charges or credits to the consolidated income statement.

Management considers that the estimates, assumptions and judgments about the following accounting policies represent the most significant areas of estimation uncertainty and critical judgment that may have an impact on the consolidated financial statements.

Business combinations

The Group applies the acquisition method to account for acquisitions of separate entities or businesses. The determination of the fair value and allocation thereof to each separately identifiable asset acquired and liability assumed as well as the determination of the acquisition date, when the valuation and allocation is to be conducted require estimation and judgment.

Estimation and judgment are required in determining the fair value of the acquisition, including the discount rate, the terminal growth rate, the number of years on which to base the cash flow projections, and the assumptions and estimates used to determine the cash inflows and outflows. The discount rate reflects current assessments of the time value of money, relevant market risk premiums, and industry comparisons. Risk premiums reflect risks and uncertainties for which the future cash flow estimates have not been adjusted. Terminal values are based on the expected life of products and forecasted life cycle, and forecasted cash flows over that period. The assumptions are based on information available at the date of acquisition; actual results may differ materially from the forecast as more information becomes available. Refer to Note 5, Acquisitions.

Revenue recognition

The Group enters into transactions involving multiple components consisting of any combination of hardware, services, software and intellectual property rights where the Group identifies the separate components and estimates their relative fair values, considering the economic substance of the entire arrangement. The fair value of each component is determined by taking into consideration factors such as the price of the component when sold separately and the component cost plus a reasonable margin when price references are not available. The determination of the fair value and allocation thereof to each separately identifiable component requires the use of estimates and judgment which may have a significant impact on the timing and amount of revenue recognized. In some multiple element licensing transactions, the Group applies the residual method in the absence of reference information.

Net sales includes revenue from all licensing negotiations, litigations and arbitrations to the extent that the criteria for revenue recognition have been met. The final outcome may differ from the current estimate. Refer to Note 7, Revenue recognition.

Pension and other post-employment benefit obligations and expenses

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. A portion of plan assets is invested in debt and equity securities, which are subject to market volatility. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, defined benefit obligations amount to EUR 25 497 million (EUR 28 663 million in 2016) and the fair value of plan assets amounts to EUR 25 535 million (EUR 27 770 million in 2016). Refer to Note 27, Pensions and other post-employment benefits.

Income taxes

The Group is subject to income taxes in the jurisdictions in which it operates. Judgment is required in determining current tax expense, uncertain tax positions, deferred tax assets and deferred tax liabilities; and the extent to which deferred tax assets can be recognized.

Estimates related to the recoverability of deferred tax assets are based on forecasted future taxable income and tax planning strategies. Based on these estimates and assumptions, the Group has EUR 20 365 million (EUR 20 952 million in 2016) of temporary differences, tax losses carry forward and tax credits for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of the unrecognized deferred tax assets relate to France. Refer to Note 12, Income taxes.

The utilization of deferred tax assets is dependent on future taxable profit in excess of the profit arising from the reversal of existing taxable temporary differences. The recognition of deferred tax assets is based on the assessment of whether it is more likely than not that sufficient taxable profit will be available in the future to utilize the reversal of deductible temporary differences, unused tax losses and unused tax credits before the unused tax losses and unused tax credits expire. Recognition of deferred tax assets involves judgment regarding the future financial performance of the particular legal entity or tax group that has recognized the deferred tax asset.

Liabilities for uncertain tax positions are recorded based on estimates and assumptions of the amount and likelihood of outflow of economic resources when it is more likely than not that certain positions may not be fully sustained upon review by local tax authorities. Currently, the Group has ongoing tax investigations in multiple jurisdictions, including India and Canada. Due to the inherently uncertain nature of tax investigations, the ultimate outcome or actual cost of settlement may vary materially from estimates. Refer to Note 12, Income taxes.

Goodwill recoverability

The recoverable amounts of the groups of CGUs and the CGU were based on fair value less costs of disposal that was determined using market participant assumptions based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years. Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. Estimation and judgment are required in determining the components of the recoverable amount calculation, including the discount rate, the terminal growth rate, estimated revenue growth rates, gross margin and operating margin. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. The terminal growth rate assumptions reflect long-term average growth rates for the industry and economies in which the groups of CGUs and the CGU operate.

The results of the impairment testing indicate adequate headroom for each group of CGUs.Total goodwill amounts to EUR 5 248 million as of December 31, 2017 (EUR 5 724 million in 2016). Refer to Note 14, Intangible assets and Note 16, Impairment.

Allowances for doubtful accounts

Allowances for doubtful accounts are recognized for estimated losses resulting from customers’ inability to meet payment obligations. Estimation and judgment are required in determining the value of allowances for doubtful accounts at each reporting date. Management specifically analyzes accounts receivable and historical bad debt; customer concentrations; customer creditworthiness; past due balances; current economic trends; and changes in customer payment terms when determining allowances for doubtful accounts. Additional allowances may be required in future periods if financial positions of customers deteriorate, reducing their ability to meet payment obligations. Based on these estimates and assumptions, allowances for doubtful accounts are EUR 192 million (EUR 168 million in 2016), representing 3% of accounts receivable (2% in 2016). Refer to Note 18, Allowances for doubtful accounts.

Allowances for excess and obsolete inventory

Allowances for excess and obsolete inventory are recognized for excess amounts, obsolescence and declines in net realizable value below cost. Estimation and judgment are required in determining the value of the allowance for excess and obsolete inventory at each reporting date. Management specifically analyzes estimates of future demand for products when determining allowances for excess and obsolete inventory. Changes in these estimates could result in revisions to the valuation of inventory in future periods. Based on these estimates and assumptions, allowances for excess and obsolete inventory are EUR 432 million (EUR 456 million in 2016), representing 14% of inventory (15% in 2016). Refer to Note 17, Inventories.

Fair value of derivatives and other financial instruments

The fair value of derivatives and other financial instruments that are not traded in an active market such as unlisted equities is determined using valuation techniques. Estimation and judgment are required in selecting an appropriate valuation technique and in determining the underlying assumptions. Where quoted market prices are not available for unlisted shares, the fair value is based on a number of factors including, but not limited to, the current market value of similar instruments; prices established from recent arm’s-length transactions; and/or analysis of market prospects and operating performance of target companies with reference to public market comparable companies in similar industry sectors. Changes in these estimates could result in impairments or losses in future periods. Based on these estimates and assumptions, the fair value of derivatives and other financial assets that are not traded in an active market, using non-observable data (level 3 of the fair value hierarchy), is EUR 552 million (EUR 660 million in 2016), representing 29% of total financial assets measured at fair value on a recurring basis (24% of total net financial assets in 2016). Level 3 financial liabilities include conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The calculated net present value of the expected future cash settlement is EUR 672 million, representing 71% of total financial liabilities measured at fair value on recurring basis. Refer to Note 24, Fair value of financial instruments.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. At times, judgment is required in determining whether the Group has a present obligation; estimation is required in determining the value of the obligation. Whilst provisions are based on the best estimate of unavoidable costs, management may be required to make a number of assumptions surrounding the amount and likelihood of outflow of economic resources, and the timing of payment. Changes in estimates of timing or amounts of costs to be incurred may become necessary as time passes and/or more accurate information becomes available. Based on these estimates and assumptions, provisions amount to EUR 1 888 million (EUR 2 078 million in 2016). Refer to Note 29, Provisions.

Legal contingencies

Legal proceedings covering a wide range of matters are pending or threatened in various jurisdictions. Provisions are recognized for pending litigation when it is apparent that an unfavorable outcome is probable and a best estimate of unavoidable costs can be reasonably estimated. Due to the inherently uncertain nature of litigation, the ultimate outcome or actual cost of settlement may vary materially from estimates. Refer to Note 29, Provisions.